ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Interest expense	$ (66,726)	$ (52,600)
Administrative expenses	(12,463)	(13,078)
Vessel operating and drydocking expenses	(12,378)	(23,334)
Current tax payable	(1,288)	(345)
Accrued liabilities, current	$ (92,855)	$ (89,357)